Provisions and other non-current liabilities - Components (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Provisions and other non-current liabilities
Other non-current liabilities	$ 706	$ 665	$ 802
Total	15,986	16,846	17,502	$ 17,545
Litigations and accrued penalty claims
Provisions and other non-current liabilities
Provisions	706	1,123	1,120
Litigations and accrued penalty claims | Exploration & Production
Provisions and other non-current liabilities
Provisions	512	959	895
Provisions for environmental contingencies
Provisions and other non-current liabilities
Provisions	964	938	909
Asset retirement obligations
Provisions and other non-current liabilities
Provisions	12,240	12,665	13,314	$ 13,121
Other non-current provisions
Provisions and other non-current liabilities
Provisions	1,370	1,455	1,357
Restructuring activities
Provisions and other non-current liabilities
Provisions	160	184	223
Financial risks related to non-consolidated and equity consolidated affiliates
Provisions and other non-current liabilities
Provisions	59	63	216
Contingency reserve on solar panels warranties (Sunpower)
Provisions and other non-current liabilities
Provisions	$ 177	$ 168	$ 166